Annual Total Returns [BarChart] - MFS® Total Return Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	2.42%
Annual Return 2012	11.58%
Annual Return 2013	18.99%
Annual Return 2014	8.64%
Annual Return 2015	(0.16%)
Annual Return 2016	9.20%
Annual Return 2017	12.44%
Annual Return 2018	(5.57%)
Annual Return 2019	20.37%
Annual Return 2020	9.76%